EATON VANCE MUTUAL FUNDS TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses dated March 1, 2025 used with respect to the following series of the Registrant, except Eaton Vance Floating-Rate & High Income Fund and High Income Opportunities Fund, do not differ from those contained in Post-Effective Amendment No. 366 (“Amendment No. 366”) to the Registrant’s Registration Statement on Form N-1A and forms of Statements of Additional Information dated May 1, 2025 used with respect to the following series of the Registrant, do not differ from those contained in Amendment No. 366 to the Registrant’s Statement on Form N-1A, and (b) that Amendment No. 366 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-25-000239) on February 26, 2025:

Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Equity Income Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Sovereign Opportunities Fund

Eaton Vance Government Opportunities Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Asset Credit Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: March 5, 2025